Operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Amortisation and impairment losses

Amortisation
DKK million	2024	2023	2022
Cost of goods sold	1,400	982	846
Sales and distribution costs	—	9	34
Research and development costs	931	649	604
Administrative costs	14	41	19
Other operating income and expenses	167	153	96
Total amortisation	2,512	1,834	1,599

Impairment losses and reversals
DKK million	2024	2023	2022
Research and development costs	7,912	1,108	760
Other operating income and expenses	1,601	306	—
Total impairment losses and reversals	9,513	1,414	760

DKK million	Goodwill	Intellectual property rights and know-how	Software and other intangibles	Total intangible assets
2024
Cost at the beginning of the year	4,464	60,745	5,584	70,793
Additions from acquisition of businesses (note 5.3)	15,323	41,154	311	56,788
Additions during the year	—	4,165	710	4,875
Disposals during the year	—	(213)	(70)	(283)
Effect of exchange rate adjustment	277	858	89	1,224
Cost at the end of the year	20,064	106,709	6,624	133,397
Amortisation and impairment losses at the beginning of the year	—	8,225	2,162	10,387
Amortisation for the year	—	2,257	255	2,512
Impairment losses for the year	—	9,441	72	9,513
Amortisation and impairment losses reversed on disposals during the year	—	(213)	(70)	(283)
Effect of exchange rate adjustment	—	163	15	178
Amortisation and impairment losses at the end of the year	—	19,873	2,434	22,307
Carrying amount at the end of the year	20,064	86,836	4,190	111,090
2023
Cost at the beginning of the year	4,615	49,731	5,281	59,627
Additions during the year	—	12,567	500	13,067
Disposals during the year	—	(1,629)	(158)	(1,787)
Effect of exchange rate adjustment	(151)	76	(39)	(114)
Cost at the end of the year	4,464	60,745	5,584	70,793
Amortisation and impairment losses at the beginning of the year	—	6,737	1,951	8,688
Amortisation for the year	—	1,621	213	1,834
Impairment losses for the year	—	1,776	20	1,796
Impairment losses reversed during the year	—	(382)	—	(382)
Amortisation and impairment losses reversed on disposals during the year	—	(1,629)	(16)	(1,645)
Effect of exchange rate adjustment	—	102	(6)	96
Amortisation and impairment losses at the end of the year	—	8,225	2,162	10,387
Carrying amount at the end of the year	4,464	52,520	3,422	60,406

Intangible assets and property, plant and equipment

DKK million	Land and buildings	Plant and machinery	Other equipment	Assets under construction	Property, plant and equipment
2024
Cost at the beginning of the year	48,990	40,951	8,979	39,663	138,583
Additions from acquisition of businesses (note 5.3)	6,709	18,460	278	—	25,447
Additions during the year	3,789	872	874	46,650	52,185
Disposals during the year	(632)	(1,305)	(547)	(524)	(3,008)
Transfer and reclassifications	2,342	3,602	509	(6,453)	—
Effect of exchange rate adjustment	943	618	74	42	1,677
Cost at the end of the year	62,141	63,198	10,167	79,378	214,884
Depreciation and impairment losses at the beginning of the year	18,325	23,834	5,463	—	47,622
Depreciation for the year	2,786	2,099	1,148	—	6,033
Impairment losses for the year	43	474	8	524	1,049
Depreciation and impairment losses reversed on disposals during the year	(563)	(918)	(538)	(524)	(2,543)
Effect of exchange rate adjustment	113	69	53	—	235
Depreciation and impairment losses at the end of the year	20,704	25,558	6,134	—	52,396
Carrying amount at the end of the year	41,437	37,640	4,033	79,378	162,488
2023
Cost at the beginning of the year	43,403	37,548	8,114	22,361	111,426
Additions during the year	2,681	47	873	27,830	31,431
Disposals during the year	(690)	(952)	(624)	(562)	(2,828)
Transfer and reclassifications	4,246	4,679	731	(9,656)	—
Effect of exchange rate adjustment	(650)	(371)	(115)	(310)	(1,446)
Cost at the end of the year	48,990	40,951	8,979	39,663	138,583
Depreciation and impairment losses at the beginning of the year	16,781	22,935	5,039	—	44,755
Depreciation for the year	2,450	1,919	1,086	—	5,455
Impairment losses for the year	6	118	24	562	710
Depreciation and impairment losses reversed on disposals during the year	(664)	(942)	(597)	(562)	(2,765)
Effect of exchange rate adjustment	(248)	(196)	(89)	—	(533)
Depreciation and impairment losses at the end of the year	18,325	23,834	5,463	—	47,622
Carrying amount at the end of the year	30,665	17,117	3,516	39,663	90,961

Depreciation and impairment losses

Depreciation
DKK million	2024	2023	2022
Cost of goods sold	3,799	3,522	3,205
Sales and distribution costs	487	500	423
Research and development costs	1,120	1,053	898
Administrative costs	554	354	408
Other operating income and expenses	73	26	20
Total depreciation	6,033	5,455	4,954
Of which related to leased assets	1,500	1,251	1,052

Impairment losses
DKK million	2024	2023	2022
Cost of goods sold	962	446	24
Sales and distribution costs	9	4	1
Research and development costs	78	260	24
Total impairment losses	1,049	710	49
Of which related to leased assets	9	—	—

Leased property, plant and equipment

Leased property, plant and equipment
DKK million	2024	2023
Land and buildings	6,067	5,157
Other equipment	775	768
Total	6,842	5,925

Inventories

DKK million	2024	2023
Raw materials	13,369	9,500
Work in progress	22,335	17,601
Finished goods	8,873	7,224
Total inventories (gross)	44,577	34,325
Write-downs at year-end	(3,728)	(2,514)
Total inventories (net)	40,849	31,811
Indirect production costs included in work in progress and finished goods	15,082	13,101
Share of total inventories (net)	37%	41%
Movements in inventory write-downs:
Write-downs at the beginning of the year	2,514	1,715
Write-downs during the year	2,660	1,808
Utilisation of write-downs	(1,401)	(718)
Reversal of write-downs	(45)	(291)
Write-downs at the end of the year	3,728	2,514

Financial assets

DKK million	Gross carrying amount	Loss allowance	Net carrying amount
2024
Not yet due	71,245	(1,049)	70,196
1-90 days	1,452	(230)	1,222
91-180 days	415	(110)	305
181-270 days	328	(102)	226
271-360 days	341	(341)	—
More than 360 days past due	295	(295)	—
Trade receivables	74,076	(2,127)	71,949
2023
Not yet due	64,327	(1,095)	63,232
1-90 days	1,557	(160)	1,397
91-180 days	211	(100)	111
181-270 days	111	(81)	30
271-360 days	90	(90)	—
More than 360 days past due	268	(268)	—
Trade receivables	66,564	(1,794)	64,770

Allowance for doubtful trade receivables
DKK million	2024	2023
Carrying amount at the beginning of the year	1,794	1,520
Reversal of allowance on realised losses	(70)	(39)
Net movement recognised in income statement	445	413
Effect of exchange rate adjustment	(42)	(100)
Allowance at the end of the year	2,127	1,794

DKK million	2024	2023
Financial assets by category
Other financial assets	1,530	571
Marketable securities	10,653	15,838
Financial assets at fair value through the income statement	12,183	16,409
Derivative financial instruments (note 4.5)	6,326	2,344
Derivatives used as hedging instruments (assets)	6,326	2,344
Other financial assets	747	682
Trade receivables	25,996	31,729
Other receivables and prepayments (current and non-current)	16,628	9,498
•less prepayments and VAT receivables	(13,282)	(8,312)
Cash at bank (note 4.4)	15,655	14,392
Financial assets at amortised cost	45,744	47,989
Trade receivables eligible for factoring	45,953	33,041
Financial assets at fair value through other comprehensive income	45,953	33,041
Total financial assets at the end of the year by category	110,206	99,783

Financial liabilities by category
Derivative financial instruments (note 4.5)	7,531	1,272
Derivatives used as hedging instruments (liability)	7,531	1,272
Borrowings (non-current) (note 4.6)[1]	89,674	20,528
Borrowings (current) (note 4.6)[1]	13,113	6,478
Trade payables	28,846	25,606
Other liabilities (non-current)	23	189
Other liabilities (current)	37,993	28,705
•less VAT and duties payable	(960)	(600)
Financial liabilities measured at amortised cost	168,689	80,906
Total financial liabilities at the end of the year by category	176,220	82,178
1. Refer to note 4.6 for a maturity analysis for non-current and current borrowings.

Provisions

Provisions for sales rebates
DKK million	2024	2023	2022
At the beginning of the year	99,878	69,499	50,822
Additional provisions, including increases to existing provisions	318,812	285,266	206,354
Amount paid during the year	(299,334)	(250,316)	(189,580)
Adjustments regarding prior years, including unused amounts reversed during the year	(6,452)	(2,364)	(1,141)
Effect of exchange rate adjustment	5,612	(2,207)	3,044
At the end of the year	118,516	99,878	69,499

DKK million	Provisions for sales rebates[1]	Provisions for legal disputes	Provisions for product returns	Other provisions[2]	2024 Total	2023 Total
At the beginning of the year	99,878	3,786	1,532	1,931	107,127	74,877
Additional provisions, including increases to existing provisions	318,812	202	2,148	798	321,960	288,801
Additional provisions from acquisition of businesses (note 5.3)	—	—	—	1,084	1,084	—
Amount used during the year	(299,334)	—	(693)	(191)	(300,218)	(251,246)
Adjustments regarding prior years, including unused amounts reversed during the year	(6,452)	(31)	80	(320)	(6,723)	(3,023)
Effect of exchange rate adjustment	5,612	222	27	(7)	5,854	(2,282)
At the end of the year	118,516	4,179	3,094	3,295	129,084	107,127
Non-current liabilities[3]	548	4,154	908	3,145	8,755	6,649
Current liabilities	117,968	25	2,186	150	120,329	100,478
1. Provisions for sales rebates are related to US Managed Care, Medicare, Medicaid, 340B Drug Pricing Program and other types of US rebates, as well as rebates in a number of European countries and Canada. 2. Other provisions consist of various types of provisions, including contingent payments arising from business combinations and obligations in relation to employee benefits such as jubilee benefits. 3. For non-current liabilities, provisions for sales rebates are expected to be settled after one year, provisions for product returns will be utilised in 2025 and 2026. In the case of provisions for legal disputes, the timing of settlement cannot be determined.